LORD ABBETT MUNICIPAL INCOME FUND, INC.

90 Hudson Street

Jersey City, NJ 07302

September 1, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Pre-Effective Amendment No. 1 to Registration Statement on Form N-14

(“Registration Statement”) of Lord Abbett Municipal Income Fund,

Inc. (the “Company”), File Nos. 333-168511 and 811-03942

Ladies and Gentlemen:

Pursuant to: (i) the Securities Act of 1933, as amended (the “1933 Act”); (ii) the General Instructions to Form N-14; and (iii) Regulation S-T, enclosed herewith for filing on behalf of the Company is Pre-Effective Amendment No. 1 to the Company’s registration statement on Form N-14, which was filed with the Commission on August 3, 2010 (the “Amendment”). The Amendment relates to the proposed reorganization of each of the Georgia Tax Free Trust and the Pennsylvania Tax Free Trust, both series of Lord Abbett Municipal Income Trust, and the Connecticut Tax Free Fund, Hawaii Tax Free Fund, and Missouri Tax Free Fund, all series of the Company (the “Acquired Funds”), into the Lord Abbett National Tax-Free Income Fund, a series of the Company.

U.S. Securities and Exchange Commission

September 1, 2010

The Amendment is being filed for the purposes of: (1) including information about the Acquired Funds’ 5% shareholders; (2) filing the accountant’s consent; and (3) delaying the effectiveness of the Registration Statement. The Company is concurrently filing a request for acceleration of the effectiveness of the Registration Statement and the Amendment to September 2, 2010, or as soon as practicable thereafter.

If you have any questions or comments, please do not hesitate to contact the undersigned at (201) 827-2225, Brooke A. Fapohunda at (201) 827-2279, or Matthew A. Chambers, Esq., of WilmerHale, counsel to the Company, at (202) 663-6591.

Sincerely,

U.S. Securities and Exchange Commission

September 1, 2010

/s/ Thomas R. Phillips
Thomas R. Phillips
Vice President and Assistant Secretary